Schedule of Company’s Notes Payable Related Parties (Details) - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Short-Term Debt [Line Items]
Notes payable, gross
Unamortized debt discount
Related Party [Member]
Short-Term Debt [Line Items]
Notes payable, gross		$ 5,005,000
Unamortized debt discount		202,885
Notes payable, related parties		$ 4,802,115
Note Holder One [Member]
Short-Term Debt [Line Items]
Issue Date		Apr. 19, 2023
Maturity Date		Apr. 19, 2024
Shares Issued with Debt		250,000
Interest Rate		10.00%
Default Interest Rate		18.00%
Collateral		All assets
Collateral amount		$ 1,500,000
Note Holder Two [Member]
Short-Term Debt [Line Items]
Issue Date	[1]	Sep. 22, 2023
Maturity Date	[1]	Mar. 22, 2024
Shares Issued with Debt	[1]	150,000
Interest Rate	[1]	10.00%
Default Interest Rate	[1]	18.00%
Collateral	[1]	All assets
Collateral amount	[1]	$ 600,000
Note Holder Three [Member]
Short-Term Debt [Line Items]
Issue Date	[2]	Oct. 13, 2023
Maturity Date	[2]	Jan. 13, 2024
Shares Issued with Debt	[2]	260,000
Interest Rate	[2]	0.00%
Default Interest Rate	[2]	18.00%
Collateral	[2]	All assets
Collateral amount	[2]	$ 320,000
Note Holder Four [Member]
Short-Term Debt [Line Items]
Issue Date		Jul. 05, 2023
Maturity Date		Jan. 05, 2024
Shares Issued with Debt
Interest Rate		8.00%
Default Interest Rate		18.00%
Collateral		All assets
Collateral amount		$ 440,000
Note Holder Five [Member]
Short-Term Debt [Line Items]
Issue Date		Aug. 02, 2023
Maturity Date		Feb. 02, 2024
Shares Issued with Debt
Interest Rate		8.00%
Default Interest Rate		18.00%
Collateral		All assets
Collateral amount		$ 440,000
Note Holder Six [Member]
Short-Term Debt [Line Items]
Issue Date		Aug. 23, 2023
Maturity Date		Feb. 23, 2024
Shares Issued with Debt
Interest Rate		8.00%
Default Interest Rate		18.00%
Collateral		All assets
Collateral amount		$ 110,000
Note Holder Seven [Member]
Short-Term Debt [Line Items]
Issue Date		Aug. 30, 2023
Maturity Date		Feb. 29, 2024
Shares Issued with Debt
Interest Rate		8.00%
Default Interest Rate		18.00%
Collateral		All assets
Collateral amount		$ 165,000
Note Holder Eight [Member]
Short-Term Debt [Line Items]
Issue Date		Sep. 06, 2023
Maturity Date		Jan. 06, 2024
Shares Issued with Debt
Interest Rate		8.00%
Default Interest Rate		18.00%
Collateral		All assets
Collateral amount		$ 220,000
Note Holder Nine [Member]
Short-Term Debt [Line Items]
Issue Date		Sep. 13, 2023
Maturity Date		Jan. 13, 2024
Shares Issued with Debt
Interest Rate		8.00%
Default Interest Rate		18.00%
Collateral		All assets
Collateral amount		$ 110,000
Note Holder Ten [Member]
Short-Term Debt [Line Items]
Issue Date		Nov. 03, 2023
Maturity Date		Jan. 03, 2024
Shares Issued with Debt
Interest Rate		8.00%
Default Interest Rate		18.00%
Collateral		All assets
Collateral amount		$ 165,000
Note Holder Eleven [Member]
Short-Term Debt [Line Items]
Issue Date		Nov. 21, 2023
Maturity Date		Jan. 21, 2024
Shares Issued with Debt
Interest Rate		8.00%
Default Interest Rate		18.00%
Collateral		All assets
Collateral amount		$ 220,000
Note Holder Twelve [Member]
Short-Term Debt [Line Items]
Issue Date		Dec. 04, 2023
Maturity Date		Feb. 04, 2024
Shares Issued with Debt
Interest Rate		8.00%
Default Interest Rate		18.00%
Collateral		All assets
Collateral amount		$ 220,000
Note Holder Thirteen [Member]
Short-Term Debt [Line Items]
Issue Date		Dec. 13, 2023
Maturity Date		Feb. 13, 2024
Shares Issued with Debt
Interest Rate		8.00%
Default Interest Rate		18.00%
Collateral		All assets
Collateral amount		$ 165,000
Note Holder Fourteen [Member]
Short-Term Debt [Line Items]
Issue Date		Dec. 18, 2023
Maturity Date		Feb. 18, 2024
Shares Issued with Debt
Interest Rate		8.00%
Default Interest Rate		18.00%
Collateral		All assets
Collateral amount		$ 110,000
Note Holder Fifteen [Member]
Short-Term Debt [Line Items]
Issue Date		Dec. 20, 2023
Maturity Date		Feb. 20, 2024
Shares Issued with Debt
Interest Rate		8.00%
Default Interest Rate		18.00%
Collateral		All assets
Collateral amount		$ 55,000
Note Holder Sixteen [Member]
Short-Term Debt [Line Items]
Issue Date		Dec. 27, 2023
Maturity Date		Feb. 27, 2024
Shares Issued with Debt
Interest Rate		8.00%
Default Interest Rate		18.00%
Collateral		All assets
Collateral amount		$ 165,000

[1]	See discussion below regarding global amendment for Notes #2 and #3.
[2]	See discussion below regarding the limitation on the issuance of this lender due to a 9.99% equity ownership blocker.